SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4) - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Line Items]
Accounts payable	$ 20,858,150	$ 33,538,153	$ 39,201,642
Accrued expenses		4,651,503	3,839,531
Accrued interest	955,297	540,862	716,575
Other accrued liabilities	$ 1,065,090	1,471,276	2,120,630
Total		$ 40,201,794	$ 45,878,378